Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

18.        Property, plant and equipment

Changes in property, plant and equipment are as follows:

	Land	Building	Facilities	Equipment	Mineral properties	Others	Constructions in progress	Total
Balance at December 31, 2015	766	9,101	8,292	7,307	10,304	7,206	11,126	54,102

Additions (i)	—	—	—	—	—	—	5,240	5,240
Disposals	(1)	(8)	(9)	(19)	(125)	(384)	(20)	(566)
Assets retirement obligation	—	—	—	—	311	—	—	311
Depreciation, amortization and depletion	—	(517)	(705)	(906)	(795)	(631)	—	(3,554)
Transfers to non-current assets held for sale	—	—	—	—	—	(497)	—	(497)
Impairment (note 19)	(1)	(448)	(175)	(110)	(165)	(88)	70	(917)
Impairment of discontinued operations (note 14)	(53)	—	(65)	—	(1,590)	—	—	(1,708)
Translation adjustment	111	702	960	639	748	861	1,731	5,752
Transfers	26	2,177	1,253	978	230	1,110	(5,857)	(83)
Effect of discontinued operations
Transfer to net assets held for sale	(124)	(333)	(80)	(1,095)	(538)	(62)	(429)	(2,661)

Balance at December 31, 2016	724	10,674	9,471	6,794	8,380	7,515	11,861	55,419

Cost	724	16,678	15,664	11,953	16,066	11,319	11,861	84,265
Accumulated depreciation	—	(6,004)	(6,193)	(5,159)	(7,686)	(3,804)	—	(28,846)

Balance at December 31, 2016	724	10,674	9,471	6,794	8,380	7,515	11,861	55,419

Additions (i)	—	—	—	—	—	—	3,392	3,392
Disposals	—	(11)	(57)	(67)	(138)	(212)	(151)	(636)
Assets retirement obligation	—	—	—	—	425	—	—	425
Depreciation, amortization and depletion	—	(587)	(736)	(814)	(618)	(754)	—	(3,509)
Impairment (note 19)	(20)	—	—	(34)	(131)	—	(86)	(271)
Translation adjustment	79	(122)	(105)	(83)	222	47	38	76
Transfers	(65)	2,146	3,213	1,097	929	1,597	(8,935)	(18)

Balance at December 31, 2017	718	12,100	11,786	6,893	9,069	8,193	6,119	54,878

Cost	718	19,163	18,292	12,840	17,471	12,461	6,119	87,064
Accumulated depreciation	—	(7,063)	(6,506)	(5,947)	(8,402)	(4,268)	—	(32,186)

Balance at December 31, 2017	718	12,100	11,786	6,893	9,069	8,193	6,119	54,878

(i)  Includes capitalized borrowing costs.

a) Disposals of assets

In June 2016, Vale approved a plan to dispose of its fleet of eleven ships. As consequence, these assets were reclassified to non-current assets held for sale and a loss of US$66 was recognized in the income statement as “Impairment and other results on non-current assets”. In the year ended December 31, 2016, the Company concluded the sale of three Very Large Ore Carriers (“VLOC’s”) and four Capesize vessels for US$409.

In the year ended December 31, 2017, the Company concluded the sale of four VLOC’s and two Floating Transfer Stations in the amount of US$391. The Company recognized a loss of US$133 in the income statement as “Impairment and other results on non-current assets”.

Additionally, in 2017, the Company recognized a loss of US$348 in the income statement as “Impairment and other results on non-current assets” due to non-viable projects and operating assets written off through sale or obsolescence.

Accounting policy

Property, plant and equipment is recorded at the cost of acquisition or construction, net of accumulated depreciation and impairment charges.

Mineral properties developed internally are determined by (i) direct and indirect costs attributed to build the mining facilities, (ii) financial charges incurred during the construction period, (iii) depreciation of other fixed assets used during construction, (iv) estimated decommissioning and site restoration expenses, and (v) other capitalized expenditures during the development phase (phase when the project demonstrates its economic benefit to the Company, and the Company has ability and intention to complete the project).

The depletion of mineral properties is determined based on the ratio between production and total proven and probable mineral reserves.

Property, plant and equipment, other than mineral properties are depreciated using the straight-line method based on the estimated useful lives, from the date on which the assets become available for their intended use and are capitalized, except for land which is not depreciated.

The estimated useful lives are as follows:

Useful life
Buildings	15 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Others:
Locomotives	12 to 25 years
Wagon	30 to 44 years
Railway equipment	5 to 33 years
Ships	20 years
Others	2 to 50 years

The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if necessary.

a) Mineral reserves

Critical accounting estimates and judgments

The estimates of proven and probable reserves are regularly evaluated and updated. These reserves are determined using generally accepted geological estimates. The calculation of reserves requires the Company to make assumptions about expected future conditions that are uncertain, including future ore prices, exchange rates, inflation rates, mining technology, availability of permits and production costs. Changes in assumptions could have a significant impact on the proven and probable reserves of the Company.

The estimated volume of mineral reserves is used as basis for the calculation of depletion of the mineral properties, and also for the estimated useful life which is a major factor to quantify the provision for asset retirement obligation, environmental recovery of mines and impairment of long lived asset. Any changes to the estimates of the volume of mine reserves and the useful lives of assets may have a significant impact on the depreciation, depletion and amortization charges and assessments of impairment.

b) Expenditures and stripping costs

(i) Exploration and evaluation expenditures - Expenditures on mining research are accounted for as operating expenses until the effective proof of economic feasibility and commercial viability of a given field can be demonstrated. From then on, the expenditures incurred are capitalized as mineral properties.

(ii) Expenditures on feasibility studies, new technologies and others research - The Company also conducts feasibility studies for many businesses which it operates including researching new technologies to optimize the mining process. After these costs are proven to generate future benefits to the Company, the expenditures incurred are capitalized.

(iii) Maintenance costs - Significant industrial maintenance costs, including spare parts, assembly services, and others, are recorded in property, plant and equipment and depreciated through the next programmed maintenance overhaul.

(iv) Stripping Costs - The cost associated with the removal of overburden and other waste materials (“stripping costs”) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of the mineral properties. These costs are subsequently amortized over the useful life of the mine.

Post-production stripping costs are included in the cost of inventory, except when a new project is developed to permit access to a significant ore deposits. In such cases, the cost is capitalized as a non-current asset and is amortized during the extraction of the ore deposits, over the useful life of the ore deposits.

Stripping costs are measured at fixed and variable costs directly and indirectly attributable to its removal and, when applicable, net of any impairment losses measured in the same basis adopted for the cash generating unit of which it belongs.